HSBC Holdings statement of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Face Statements [Line Items]
Interest received	$ 110,106	$ 98,910	$ 55,664
Dividends received	2,812	1,869	1,638
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Interest received	6,624	5,695	2,410
Interest paid	8,800	7,754	3,813
Dividends received	$ 33,846	$ 16,824	$ 9,478